Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 11 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

At December 31, 2021 and 2020 accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2021	2020
Payroll	$180,855	$302,033
Other payable	1,070	1,042
Total	$181,925	$303,075